Property, plant and equipment - Balance (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	£ 1,545,000	£ 59,000
Balance at the end	1,422,000	1,545,000
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	1,318,000	24,000
Balance at the end	1,162,000	1,318,000
Office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	227,000	35,000
Balance at the end	260,000	227,000
Cost or valuation
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	1,654,000	78,000
Additions	155,000	1,527,000
Acquired through business combinations		49,000
Balance at the end	1,809,000	1,654,000
Cost or valuation | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	1,350,000	25,000
Additions	18,000	1,311,000
Acquired through business combinations		14,000
Balance at the end	1,368,000	1,350,000
Cost or valuation | Office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	304,000	53,000
Additions	137,000	216,000
Acquired through business combinations		35,000
Balance at the end	441,000	304,000
Depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	(108,000)	(19,000)
Charge for year	279,000	89,000
Balance at the end	(387,000)	(108,000)
Depreciation and amortisation | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	(32,000)	(1,000)
Charge for year	174,000	31,000
Balance at the end	(206,000)	(32,000)
Depreciation and amortisation | Office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	(76,000)	(18,000)
Charge for year	105,000	58,000
Balance at the end	£ (181,000)	£ (76,000)